--------------------------------
                               ------------------
                                MAIRS AND POWER
                               GROWTH FUND, INC.
                               ------------------

1ST QUARTER REPORT

March 31, 1997
To Our Shareholders

  On March 31, 1997, the net asset value per share of Mairs and Power Growth Fund was $69.30, a decline of 0.25% from the year end valuation. This compares with returns of 2.7% for the Standard and Poor's 500 Stock Index and 2.6% for the Dow Jones Industrial Average. The Fund return compared favorably with the average fund investing in diversified U.S. stocks which lost 2.0% in the quarter. In a study of mutual funds performance by CDA/Wiesenberger, the Fund ranked 5th out of 633 long-term growth funds for the three year period ending March 31 and 7th out of 400 similar funds for the five year period ending March
31. For the ten year period, the Fund ranked 13th out of 251 funds. The Fund was the subject of a feature article appearing in the February issue of SMART MONEY, the Wall Street Journal magazine of personal business. The NEW YORK TIMES, in the March 30th issue, cited the Fund as the fifth best performing domestic stock fund for the three year period ending December 31, 1996 based on after-tax returns.

  The U.S. economy displayed vigorous growth during the first quarter with G.D.P. rising at an annual rate of 5.6%. During the past twelve months, the economy grew 4%, the most rapid pace since 1980. The March quarter surge is clearly unsustainable and was influenced by several non-recurring factors including a substantial inventory build-up, early tax refunds, and unusually warm weather in much of the country. Nonetheless, the Federal Reserve Board was prompted to increase short-term interest rates for the first time in two years at their March 25th meeting. While the Fed admitted there is scant evidence of rising prices, the quarter-percent increase was characterized as a prudent "insurance policy" intended to curb future inflationary pressures. We continue to be impressed with the well balanced nature of the economy. Unemployment has declined to 4.9%, the lowest level in 24 years. The G.D.P. price deflator registered a 1.8% increase during the past twelve months, the lowest level in 30 years. The current period of economic expansion has now entered its seventh year but is still two years shy of the record eight year expansions which took place in both the 1960's and the 1980's. Currently, we see few signs of any excess that might precipitate the next downturn.

  The stock market has appeared to be quite volatile since the first of the year. However, the past three year period was characterized by unusually low volatility and the market has now returned to a more normal level of volatility. A correction of about 10% occurred in late March and early April but in May the market has moved back into record territory, fueled by very strong corporate earnings which have been reported for the March quarter. A WALL STREET JOURNAL survey indicated that earnings rose an average of 18% during the period, well above consensus expectations. We expect earnings gains to moderate during the balance of the year but still exceed last year's record level by 10% or more. Stocks are currently trading at about 19 times estimated 1997 earnings, very much in line with other periods when inflation was 2 1/2% or lower. Accordingly, we find most stocks fairly valued and not fully reflecting the higher level of corporate earnings which we anticipate again in 1998.

                                                                 George A. Mairs

SCHEDULE OF INVESTMENTS AT MARCH 31, 1997
--------------------------------------------------------------------------------

NUMBER OF                                                                   MARKET
 SHARES                   COMMON STOCKS                       COST          VALUE
---------   ------------------------------------------    ------------   ------------
            CHEMICAL 3.7%
 186,000    Ecolab, Inc.                                  $  4,693,450   $  7,068,000
                                                          ------------   ------------
            CONSUMER 11.2%
  83,000    Darden Restaurants                                 676,113        653,625
 127,000    General Mills, Inc.                              5,884,491      7,889,875
 153,000    Hormel Foods                                     3,752,781      3,920,625
 162,610    Jostens, Inc.                                    3,012,766      3,679,051
 155,000    The Toro Company                                 4,096,385      5,270,000
                                                          ------------   ------------
                                                            17,422,536     21,413,176
                                                          ------------   ------------
            DRUGS AND HOSPITAL SUPPLIES 8.0%
   4,400    Allegiance Corp.                                    30,036         97,350
  82,000    Baxter International, Inc.                       2,911,113      3,536,250
 105,000    Johnson & Johnson                                2,678,229      5,551,875
  73,000    Pfizer Inc.                                      1,479,058      6,141,125
                                                          ------------   ------------
                                                             7,098,436     15,326,600
                                                          ------------   ------------
            FINANCIAL 13.4%
 100,000    First Bank System, Inc.                          2,882,529      7,300,000
 170,000    Norwest Corporation                              2,782,796      7,862,500
  75,000    ReliaStar Financial Corporation                  3,829,534      4,434,375
  93,000    St. Paul Companies, Inc.                         3,193,249      6,033,375
                                                          ------------   ------------
                                                            12,688,108     25,630,250
                                                          ------------   ------------
            INFORMATION SERVICES 6.2%
 190,000    Deluxe Corp.                                     5,078,403      6,151,250
 237,000    Merrill Corporation                              4,304,620      5,688,000
                                                          ------------   ------------
                                                             9,383,023     11,839,250
                                                          ------------   ------------
            MEDICAL DEVICES 7.2%
 138,000    Medtronic, Incorporated                          2,482,363      8,590,500
 155,000    St. Jude Medical, Inc.                           5,131,185      5,173,125
                                                          ------------   ------------
                                                             7,613,548     13,763,625
                                                          ------------   ------------
            NATURAL RESOURCES 2.1%
  90,000    Weyerhaeuser Company                             3,401,403      4,016,250
                                                          ------------   ------------
            RETAILING 6.1%
 154,000    Dayton Hudson Corporation                        3,110,286      6,429,500
 174,000    SUPERVALU Inc.                                   4,785,317      5,176,500
                                                          ------------   ------------
                                                             7,895,603     11,606,000
                                                          ------------   ------------
            TECHNOLOGY 16.1%
 110,000    Ceridian                                         4,261,962      3,946,250
 188,050    Emerson Electric Co.                             5,951,375      8,462,250
  50,000    Honeywell Inc.                                   2,141,786      3,393,750
 295,500    MTS Systems Corporation                          4,144,585      6,501,000
 190,700    National Computer Systems Inc.                   4,091,151      4,815,175
 393,500    T S I Inc.                                       2,230,924      3,738,250
                                                          ------------   ------------
                                                            22,821,783     30,856,675
                                                          ------------   ------------
            TELECOMMUNICATIONS 4.0%
 284,000    ADC Telecommunications Inc.                      2,927,399      7,632,500
                                                          ------------   ------------
            OTHER INDUSTRIALS 16.6%
  80,000    Bemis Company, Inc.                              2,821,072      3,200,000
 235,000    BMC Industries, Inc.                             1,409,523      6,638,750
  80,000    Burlington Northern Santa Fe                     6,869,639      5,920,000
 238,200    Graco Inc.                                       3,000,075      6,848,250
 115,800    Imation Corporation                              2,851,470      2,895,000
  73,000    Minnesota Mining & Manufacturing Company         2,884,053      6,168,500
                                                          ------------   ------------
                                                            19,835,832     31,670,500
                                                          ------------   ------------
            TOTAL COMMON STOCKS 94.6%                     $115,781,121   $180,822,826
                                                          ------------
                                                          ------------
            Other Assets in Excess of Liabilities 5.4%                     10,256,412
                                                                         ------------
            NET ASSETS 100%                                              $191,079,238
                                                                         ------------
                                                                         ------------

STATEMENT OF NET ASSETS AT MARCH 31, 1997
--------------------------------------------------------------------------------

ASSETS
Common stocks as annexed, at market value (cost $115,781,121)........................   $ 180,822,826
Cash.................................................................................      11,379,837
Dividends and interest receivable....................................................         262,637
Receivables for securities sold, not yet delivered...................................               0
Prepaid expense......................................................................          36,843
                                                                                        -------------
                                                                                        $ 192,502,143
LIABILITIES
Accrued management fee.......................................  $     91,410
Accrued custodian and transfer agent fee.....................        26,779
Payable for securities purchased, not yet received...........     1,304,715                 1,422,904
                                                               ------------             -------------
NET ASSETS
Equivalent to $69.30 per share on 2,757,120 shares outstanding.......................   $ 191,079,239
                                                                                        -------------
                                                                                        -------------

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
FOR THE THREE MONTHS ENDED MARCH 31, 1997

NET ASSETS, December 31, 1996........................................................   $ 150,161,759
Net investment income, per statement below...................       522,039
Net accrued income in price of shares sold and repurchased...        68,717
                                                               ------------
                                                                    590,756
Reversal of Capital Gain Distribution Paid...................          (302)
Reversal of Dividend Reinvestment............................        (5,697)                  584,757
                                                               ------------
Fund shares issued and repurchased:
  Received for 653,847 shares issued.........................    47,219,915
  Paid for 57,973 shares repurchased.........................     4,120,485                43,099,430
                                                               ------------
Increase in unrealized net appreciation (depreciation) of investments................      (2,766,707)
Net gain or (loss) realized from sales of securities.................................               0
Distribution from net realized gain..................................................               0
                                                                                        -------------
NET ASSETS, March 31, 1997...........................................................   $ 191,079,239
                                                                                        -------------
                                                                                        -------------

--------------------------------------------------------------------------------
STATEMENT OF NET INVESTMENT INCOME
FOR THE THREE MONTHS ENDED MARCH 31, 1997

INVESTMENT INCOME
Dividends............................................................................   $     742,818
Interest.............................................................................         138,247
                                                                                        -------------
                                                                                              881,065

EXPENSES
Management fee (Note A)......................................  $    265,179
Fees and expenses of custodian, transfer agent and dividend
 disbursing agent (Note A)...................................        41,273
Legal and auditing fees and expenses.........................         7,738
Insurance....................................................         2,434
Other Fees and Expenses......................................        42,402                   359,026
                                                               ------------             -------------
NET INVESTMENT INCOME................................................................   $     522,039
                                                                                        -------------
                                                                                        -------------

NOTE A: The investment advisory fee was paid to Mairs and Power, Inc., which is owned by individuals who are directors and officers of the Fund, for its services as investment adviser. Investment advisory fees are paid to the adviser pursuant to an advisory agreement approved by the Directors of the Fund. The advisor fee is computed each month and is 1/20th of one percent of the net asset value of the Fund on the last valuation day of the month.The transfer agent fee was paid to Firstar Trust Company which serves as transfer agent. Directors of the Fund not affiliated with Mairs and Power, Inc. received compensation for meetings attended during this period totaling $-0-. No compensation was paid to any other director or officer of the Fund.

SUPPLEMENTARY INFORMATION: 1) No provision has been made for Federal income taxes as it is the intention of the Fund to comply with the provisions of the Internal Revenue Code available to investment companies and to make distributions of income and security profits which will be sufficient to relieve it from all or substantially all income taxes. 2) Purchases and sales of investment securities during the three months ended March 31, 1997 aggregated $42,123,428 and $-0- respectively.

     ---------------------------------------------------------------------

                                MAIRS AND POWER
                               GROWTH FUND, INC.

                          ---------------------------

                                 A NO-LOAD FUND

                      W-2062 FIRST NATIONAL BANK BUILDING,
                332 MINNESOTA STREET, ST. PAUL, MINNESOTA 55101
                                  612-222-8478
                     SHAREHOLDER INFORMATION: 800-304-7404

SUMMARY OF FINANCIAL INFORMATION
--------------------------------------------------------------------------------

This table covers a period of generally rising common stock prices. The results shown should not be considered as a representation of the dividend income or capital gain or loss which may result from an investment made in the Fund today.

                                                                        PER SHARE
                                                    -------------------------------------------------
                                                                     DISTRIBUTIONS       DIVIDENDS
                                                                      OF REALIZED        FROM NET
                         SHARES       TOTAL NET       NET ASSET       SECURITIES        INVESTMENT
       DATES          OUTSTANDING       ASSETS          VALUE            GAINS            INCOME
--------------------  ------------   ------------   -------------  -----------------  ---------------
Dec. 31, 1977           1,057,928    $ 13,145,624     $   12.43                          $    0.33
Dec. 31, 1978             998,265      13,282,487         13.31                               0.35
Dec. 31, 1979             914,635      14,104,765         15.42                               0.45
Dec. 31, 1980             840,882      14,540,014         17.29                               0.55
Dec. 31, 1981             861,678      13,148,158         15.26        $    0.74              0.60
Dec. 31, 1982             850,942      16,784,217         19.72             0.58              0.50
Dec. 31, 1983             881,592      18,972,177         21.52             0.70              0.48
Dec. 31, 1984             872,069      17,304,204         19.84             0.76              0.46
Dec. 31, 1985             856,738      21,553,457         25.16             0.86              0.46
Dec. 31, 1986             893,850      22,235,453         24.88             2.74              0.40
Dec. 31, 1987             914,139      19,816,097         21.68             2.29              0.48
Dec. 31, 1988             929,039      20,630,251         22.21             1.21              0.41
Dec. 31, 1989             866,584      22,630,081         26.11             1.83              0.43
Dec. 31, 1990             867,432      22,501,587         25.94             0.70              0.42
Dec. 31, 1991             904,023      31,440,529         34.78             1.58              0.39
Dec. 31, 1992             956,814      34,363,306         35.91             1.16              0.40
Dec. 31, 1993           1,006,285      39,081,010         38.84             1.22              0.43
Dec. 31, 1994           1,064,019      41,889,850         39.37             0.98              0.65
Dec. 31, 1995           1,245,325      70,536,880         56.64             1.51              0.56
Dec. 31, 1996           2,161,246     150,161,759         69.48             1.39              0.71
Mar. 31, 1997           2,757,120     191,079,239         69.30

No adjustment has been made for any income tax payable by shareholders on capital gain distributions accepted in shares.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective Prospectus. Please call or write if you desire further information.

   AVERAGE ANNUAL TOTAL RETURNS -- THE AVERAGE ANNUAL TOTAL RETURNS FOR THE FUND (PERIODS ENDED MARCH 31, 1997) ARE AS FOLLOWS:

           1 YEAR: +21.4%       5 YEARS: +20.1%       10 YEARS: +15.1%

   PAST INVESTMENT RESULTS SHOULD NOT BE TAKEN AS NECESSARILY REPRESENTATIVE OF FUTURE PERFORMANCE. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

                             OFFICERS AND DIRECTORS
--------------------------------------------------------------------------------

George A. Mairs, III     William B. Frels           Peter G. Robb            Lisa J. Hartzell
    President and          Secretary and          Vice-President and            Treasurer
      Director               Director                  Director

  Litton E.S. Field                   Donald E. Garretson                   J. Thomas Simonet
      Director                             Director                              Director